The Plan and Accounting Principles (Details) - EBP ESPP - $ / shares	1 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Minimum contribution percentage of salary			1.00%
Maximum contribution percentage of salary			15.00%
Share purchase percentage of average price per share			90.00%
Minimum share price percentage of closing price per share on the last trading day of each offering period			85.00%
Offering period term			3 months
Number of shares purchased (in shares)		1,888	7,801	7,956	12,484
Average share purchase price (in dollars per share)		$ 84.48	$ 84.76	$ 84.72	$ 59.21
Maximum number of shares offered (in shares)			250,000
Shares reserved for future issuance (in shares)			164,462
Withdrawal period before last trading day of offering period required for refund of amounts withheld in period			30 days
Termination period before last trading day of offering period required for refund of amounts withheld in period			30 days
Maximum number of share purchases with contributions from each offering period (in shares)			100
Maximum employee ownership of outstanding shares to participate in plan			5.00%
Plan term			10 years
Subsequent Event
EBP, Description of Plan [Line Items]
Number of shares purchased (in shares)	1,496
Average share purchase price (in dollars per share)	$ 104.34